NON-CONTROLLING INTEREST (NCI) (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Noncontrolling Interests [Abstract]
Schedule of financial information for subsidiaries
December 31, 2019
$
Current assets	3,466,115
Non-current assets	9,463,080
Current liabilities	18,306,038
Non-current liabilities	1,691,801
Revenues for the year ended	2,263,370
Net loss for the year ended	(6,225,672)

Schedule of net change in non-controlling interest
Total
$
Balance, December 31, 2018	162,471
Change in ownership interest	(177,178)
Share of loss for the year	(3,170,031)
Currency translation adjustment	(172,549)
Balance, December 31, 2019	(3,357,287)